Commitments and Contingencies (Details Narrative) - USD ($)		6 Months Ended
	Feb. 21, 2025	Jun. 30, 2025	Jun. 30, 2024
Long-Term Purchase Commitment [Line Items]
Potential financing through convertible notes	$ 1,000,000,000	$ 0	$ 4,301,855
Investor capital contributed	$ 0
Shares issued	0